WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 74.7%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	$480,000	$387,231	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	480,000	414,727	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	525,000	399,478	(a)

Total Diversified Telecommunication Services				1,201,436

Entertainment - 1.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	658,450	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	420,000	338,152	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	570,000	490,918	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	370,000	316,097	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	160,000	140,881	(a)

Total Entertainment				1,944,498

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	200,000	178,324	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	350,000	274,251	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	160,000	119,723	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	400,000	289,444	(a)

Total Interactive Media & Services				861,742

Media - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	489,092	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	609,544
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,070,000	815,993	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	560,000	450,912	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	610,000	558,992	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	130,000	117,807
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,440,000	1,137,082

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	$1,380,000	$819,734
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	190,000	146,251	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	80,000	71,909	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	260,000	223,470	(a)
News Corp., Senior Notes	3.875%	5/15/29	380,000	331,339	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	210,000	188,871	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	510,000	454,252	(a)

Total Media				6,415,248

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	370,000	340,899	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	280,000	217,301	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	320,000	228,673	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	430,000	519,655

Total Wireless Telecommunication Services				1,306,528

TOTAL COMMUNICATION SERVICES				11,729,452

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.8%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	42,000	40,553
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	131,000	122,699
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	820,000	691,875
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	270,000	210,937	(a)

Total Auto Components				1,066,064

Automobiles - 2.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,420,000	1,111,150
Ford Motor Co., Senior Notes	6.100%	8/19/32	920,000	897,147
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	320,000	300,870
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	580,000	485,246
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	350,000	303,708	(a)

Total Automobiles				3,098,121

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Distributors - 1.1%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	$724,550	$780,481	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	671,205	759,301	(a)(b)

Total Distributors				1,539,782

Diversified Consumer Services - 1.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	368,000	350,100	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	390,000	332,017	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	360,000	317,384	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000	267,177	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	990,000	862,641	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	700,000	438,116	(a)

Total Diversified Consumer Services				2,567,435

Hotels, Restaurants & Leisure - 8.1%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	360,000	320,809	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	220,000	215,094	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	540,000	420,609	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	490,000	448,950	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	590,000	443,339	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	280,000	228,816	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	420,000	366,750	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	660,000	603,230	(a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000	153,344	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	300,000	195,853	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,270,000	1,028,700	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000	488,171	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	730,000	662,614	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	450,000	360,311	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	450,000	441,693	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.300%	1/8/26	$320,000	$276,955
Sands China Ltd., Senior Notes	3.750%	8/8/31	650,000	476,187
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	340,000	306,500	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	320,000	296,898	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	540,000	436,339	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	634,723	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	740,000	777,688	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	370,000	313,177	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000	304,242	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	154,444	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	560,000	392,851	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	280,000	279,544	(a)

Total Hotels, Restaurants & Leisure				11,027,831

Household Durables - 0.4%
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	330,000	304,888	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	230,000	193,750	(a)

Total Household Durables				498,638

Specialty Retail - 2.3%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	310,000	289,841	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	290,000	307,255	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	110,000	107,172
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	660,000	136,316
Foot Locker Inc., Senior Notes	4.000%	10/1/29	550,000	448,987	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	420,000	328,205	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	470,000	313,267	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	220,000	169,037	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	200,000	187,459	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	730,000	617,617	(a)
Terminix Co. LLC, Senior Notes	7.450%	8/15/27	155,000	180,106

Total Specialty Retail				3,085,262

TOTAL CONSUMER DISCRETIONARY				22,883,133

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	$410,000	$336,897	(a)

Food Products - 0.2%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	360,000	318,872	(a)

Personal Products - 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	210,000	180,777	(a)

TOTAL CONSUMER STAPLES				836,546

ENERGY - 11.2%
Energy Equipment & Services - 0.9%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	400,000	364,276	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	880,000	813,300	(a)

Total Energy Equipment & Services				1,177,576

Oil, Gas & Consumable Fuels - 10.3%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	190,000	179,085	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	290,000	308,544
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	980,000	922,278	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	820,000	777,360	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	280,000	245,718
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	77,203	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	960,000	932,582	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	660,000	558,149	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	770,000	714,722	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	260,000	238,200	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	50,485	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	650,000	690,781	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	190,000	185,358	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	175,895	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	100,000	96,588	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	200,000	183,183

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	$260,000	$258,415	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	200,000	173,332	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,120,000	951,938
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	368,058	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	460,000	416,852	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	340,000	343,995	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	800,000	769,388	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	210,000	245,615
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	260,000	270,579
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	140,000	154,350
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	220,000	191,183
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	150,000	125,124
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	490,000	481,695	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	150,307
Range Resources Corp., Senior Notes	4.875%	5/15/25	80,000	77,745
Range Resources Corp., Senior Notes	8.250%	1/15/29	230,000	241,717
Range Resources Corp., Senior Notes	4.750%	2/15/30	430,000	398,945	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	390,000	348,177
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	310,000	300,728	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	490,000	429,737	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	150,000	141,804
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	470,000	410,472
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	400,000	346,882

Total Oil, Gas & Consumable Fuels				13,933,169

TOTAL ENERGY				15,110,745

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 8.8%
Banks - 0.7%
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	$290,000	$280,237	(c)(d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	663,922	(a)(d)

Total Banks				944,159

Capital Markets - 1.7%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	470,000	286,865	(a)
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	330,000	281,338	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	470,699	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	590,000	597,375	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	363,212	(a)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	255,520	(a)

Total Capital Markets				2,255,009

Consumer Finance - 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	216,803	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	240,000	215,119	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	472,522	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	298,087	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	740,000	554,145	(a)

Total Consumer Finance				1,756,676

Diversified Financial Services - 1.9%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,730,509	1,403,027	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	270,000	245,194	(a)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	510,000	293,775	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	$140,000	$74,568	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000	542,903	(a)

Total Diversified Financial Services				2,559,467

Insurance - 0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	904,387	870,934	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	380,000	342,950	(a)

Total Insurance				1,213,884

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	660,000	558,170	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	490,000	397,549	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	415,633	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	350,000	306,683	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	118,822	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				1,796,857

Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	600,000	607,008	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	400,000	312,809	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	680,000	507,693	(a)

Total Thrifts & Mortgage Finance				1,427,510

TOTAL FINANCIALS				11,953,562

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.5%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	263,112	(a)
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	470,000	395,571	(a)

Total Health Care Equipment & Supplies				658,683

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 2.6%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	$510,000	$433,949	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	395,862	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	700,000	438,581	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	470,000	291,969	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	245,300
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	440,000	328,573	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	270,000	257,599	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	770,000	700,993	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	980,000	470,650	(a)

Total Health Care Providers & Services				3,563,476

Health Care Technology - 0.4%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	720,000	612,187	(a)

Pharmaceuticals - 2.1%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	160,000	133,456	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	430,000	367,710	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	363,936	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	163,467	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	200,000	148,267	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	880,000	749,082	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,000,000	875,734

Total Pharmaceuticals				2,801,652

TOTAL HEALTH CARE				7,635,998

INDUSTRIALS - 10.5%
Aerospace & Defense - 0.3%
TransDigm Inc., Senior Notes	4.625%	1/15/29	270,000	228,655
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	200,000	205,092	(a)

Total Aerospace & Defense				433,747

Air Freight & Logistics - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	348,211

Airlines - 2.5%
Air Canada, Senior Secured Notes	3.875%	8/15/26	330,000	294,914	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	370,000	352,484	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	$340,000	$307,357	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	460,000	439,706	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	380,000	347,377	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	545,000	547,049	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	372,000	378,285	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	340,000	310,451	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	490,000	430,587	(a)

Total Airlines				3,408,210

Building Products - 0.8%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	250,000	242,145	(a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	750,000	616,963	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	260,000	220,322	(a)

Total Building Products				1,079,430

Commercial Services & Supplies - 2.3%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	300,000	257,994	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	520,000	386,722	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	309,375	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	350,000	293,785	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	150,000	149,082
CoreCivic Inc., Senior Notes	8.250%	4/15/26	580,000	574,166
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	490,000	448,159	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	830,000	684,235	(a)

Total Commercial Services & Supplies				3,103,518

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	$380,000	$344,677	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	430,000	370,610	(a)

Total Construction & Engineering				715,287

Electrical Equipment - 0.6%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	360,000	302,664	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	570,000	493,757	(a)

Total Electrical Equipment				796,421

Industrial Conglomerates - 0.2%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	400,000	338,200	(a)

Machinery - 1.0%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	230,000	202,267	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	450,000	374,135
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	540,000	485,325	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	310,000	295,002

Total Machinery				1,356,729

Professional Services - 0.2%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	290,000	241,026	(a)

Trading Companies & Distributors - 1.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	425,668	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	250,000	202,043	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	500,000	423,070	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	160,000	149,751
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	370,000	350,686
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	350,000	303,126
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	190,000	158,401

Total Trading Companies & Distributors				2,012,745

Transportation Infrastructure - 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	437,518	(a)

TOTAL INDUSTRIALS				14,271,042

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 1.5%
Central Parent Inc./Central Merger Sub Inc., Senior Secured Notes	7.250%	6/15/29	$390,000	$373,936	(a)
CommScope Inc., Senior Notes	8.250%	3/1/27	1,090,000	936,037	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	540,000	460,472	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	90,000	71,166	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	249,283	(a)

Total Communications Equipment				2,090,894

IT Services - 0.2%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	350,000	289,927	(a)

Software - 0.7%
Elastic NV, Senior Notes	4.125%	7/15/29	400,000	339,160	(a)
GoTo Group Inc., Senior Secured Notes	5.500%	9/1/27	240,000	176,916	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	410,000	355,734	(a)

Total Software				871,810

Technology Hardware, Storage & Peripherals - 1.0%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	488,700	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	180,000	168,336	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	721,908	(a)

Total Technology Hardware, Storage & Peripherals				1,378,944

TOTAL INFORMATION TECHNOLOGY				4,631,575

MATERIALS - 4.9%
Chemicals - 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	106,509	105,129	(a)(b)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	430,000	362,772	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	220,000	199,923

Total Chemicals				667,824

Construction Materials - 0.6%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	360,000	327,105	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	510,000	459,619	(a)

Total Construction Materials				786,724

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	$250,000	$194,266	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	162,361	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	330,000	323,883	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	810,000	586,991	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	310,000	251,519
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	290,000	235,332	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	350,000	315,672	(a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.625%	4/15/29	190,000	182,583	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	10,000	9,341

Total Containers & Packaging				2,261,948

Metals & Mining - 2.2%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	364,617	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	580,000	553,952	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,352,256
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	172,710	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	570,000	502,536	(a)

Total Metals & Mining				2,946,071

TOTAL MATERIALS				6,662,567

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	380,000	374,013
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	520,000	384,685
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	230,000	158,157
GEO Group Inc., Secured Notes	10.500%	6/30/28	187,500	178,615
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,230,000	983,161
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	864,512
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	316,001	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	340,000	290,066

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	$170,000	$156,454	(a)
Service Properties Trust, Senior Notes	5.500%	12/15/27	440,000	381,212

Total Equity Real Estate Investment Trusts (REITs)				4,086,876

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	620,000	542,279	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	331,943	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	99,794	(a)

Total Real Estate Management & Development				974,016

TOTAL REAL ESTATE				5,060,892

UTILITIES - 0.4%
Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	310,000	274,268	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	210,000	185,476	(a)

TOTAL UTILITIES				459,744

TOTAL CORPORATE BONDS & NOTES (Cost - $115,143,210)				101,235,256

ASSET-BACKED SECURITIES - 7.3%
AIG CLO LLC, 2018-1A DR (3 mo. USD LIBOR + 3.100%)	5.810%	4/20/32	280,000	265,298	(a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	5.381%	1/17/32	370,000	343,830	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.860%	4/20/31	1,575,000	1,451,765	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	8.282%	4/20/35	670,000	608,646	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.900%)	5.610%	7/20/29	250,000	232,590	(a)(d)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	6.433%	4/24/34	250,000	239,661	(a)(d)
Battalion CLO XX Ltd., 2021-20A D (3 mo. USD LIBOR + 3.100%)	5.612%	7/15/34	250,000	234,873	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	10.774%	8/20/32	250,000	219,846	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	9.268%	4/19/34	160,000	147,677	(a)(d)

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	9.512%	4/15/29	$300,000	$283,277	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.410%	7/20/31	250,000	228,975	(a)(d)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	9.993%	4/25/34	125,000	116,399	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	8.140%	4/17/30	250,000	218,046	(a)(d)
Dryden Senior Loan Fund, 2015-40A DR (3 mo. USD LIBOR + 3.100%)	6.005%	8/15/31	250,000	238,684	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. USD LIBOR + 6.500%)	9.012%	1/15/35	410,000	378,042	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	5.012%	4/15/31	350,000	318,538	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.462%	4/15/31	250,000	219,160	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	8.410%	1/20/30	460,000	419,552	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	10.410%	1/20/33	350,000	329,634	(a)(d)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	7.910%	10/20/27	350,000	323,293	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	8.210%	10/20/28	350,000	320,179	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	6.240%	1/20/32	500,000	439,375	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	5.360%	1/20/31	250,000	226,502	(a)(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	5.632%	7/15/31	250,000	221,125	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. USD LIBOR + 2.850%)	5.590%	10/18/29	250,000	238,617	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A D (3 mo. USD LIBOR + 2.750%)	5.490%	4/16/33	250,000	237,353	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	5.905%	10/13/31	300,000	272,118	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	9.960%	7/20/34	310,000	270,633	(a)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	9.562%	4/15/35	$250,000	$230,690	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	5.332%	4/15/27	350,000	330,311	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.252%	4/15/27	350,000	285,094	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $10,416,605)				9,889,783

SENIOR LOANS - 5.5%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.8%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	5.774%	4/30/26	490,220	479,313	(d)(f)(g)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	8.368%	3/30/27	335,750	326,727	(d)(f)(g)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	6.024%	1/31/28	365,375	334,547	(d)(f)(g)

Total Auto Components				1,140,587

Diversified Consumer Services - 0.3%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	6.368%	8/12/28	408,418	405,252	(d)(f)(g)

Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	11.250%	3/8/24	441,000	392,490	(d)(f)(g)

Specialty Retail - 0.5%
Spencer Spirit IH LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	8.806%	6/19/26	701,292	690,625	(d)(f)(g)

TOTAL CONSUMER DISCRETIONARY				2,628,954

FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	9.274%	4/7/28	200,000	197,500	(d)(f)(g)

Insurance - 0.2%
Asurion LLC, Term Loan B10	—	8/21/28	310,000	290,303	(h)

TOTAL FINANCIALS				487,803

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.000%	2/18/27	558,036	521,164	(d)(f)(g)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
EyeCare Partners LLC, First Lien Initial Term Loan	—	11/15/28	$290,000	$273,808	(h)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	8.313%	4/22/27	772,200	635,775	(d)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.563%	6/26/26	954,506	734,077	(d)(f)(g)

TOTAL HEALTH CARE				2,164,824

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	7.056%	11/29/25	267,397	247,892	(d)(f)(g)

IT Services - 0.5%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	7.533%	4/27/28	276,653	237,403	(d)(f)(g)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	10.519%	4/27/29	580,000	487,852	(d)(f)(g)

Total IT Services				725,255

Software - 0.6%
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	9.903%	2/19/29	790,000	755,043	(d)(f)(g)

TOTAL INFORMATION TECHNOLOGY				1,728,190

MATERIALS - 0.3%
Metals & Mining - 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	548,048	466,532	(b)(f)(g)(i)(j)

TOTAL SENIOR LOANS (Cost - $8,189,623)				7,476,303

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	60,000	53,025

Interactive Media & Services - 0.0%††
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	70,000	51,835	(a)

Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	420,000	303,266

TOTAL COMMUNICATION SERVICES				408,126

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	$580,000	$394,723

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	180,000	178,988
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	250,000	231,562

TOTAL FINANCIALS				410,550

INDUSTRIALS - 0.2%
Airlines - 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	280,000	245,840

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,690,941)				1,459,239

			SHARES
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.6%
B Riley Financial Inc.	5.000%		15,825	355,746
B Riley Financial Inc.	5.250%		9,750	206,895
B Riley Financial Inc.	6.000%		13,400	303,912

TOTAL PREFERRED STOCKS (Cost - $974,375)				866,553

			SHARES/UNITS
COMMON STOCKS - 0.6%
ENERGY - 0.6%
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			424,046,710	0	*(i)(j)(k)

Oil, Gas & Consumable Fuels - 0.6%
Berry Corp.			45,002	411,768
Oasis Petroleum Inc.			3,082	436,257
Permian Production Partners LLC			21,667	14,084	*(j)

Total Oil, Gas & Consumable Fuels				862,109

TOTAL ENERGY				862,109

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0	*(i)(j)(k)

TOTAL COMMON STOCKS (Cost - $4,028,478)				862,109

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$47,191	$11,066
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	586,653	140,796
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	93,946	21,243
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	1,461,542	514,081	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,081,818)				687,186

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
MPLX LP (Cost - $580,937)	8.462%		17,875	670,313	(i)(j)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $8,776)		5/28/28	9,166	1,375	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,114,763)				123,148,117

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $378,513)	2.057%		378,513	378,513	(l)

TOTAL INVESTMENTS - 91.1% (Cost - $142,493,276)				123,526,630
Other Assets in Excess of Liabilities - 8.9%				11,996,236

TOTAL NET ASSETS - 100.0%				$135,522,866

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of August 31, 2022.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of August 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Value is less than $1.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $378,513 and the cost was $378,513 (Note 2).

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	12/22	$8,467,737	$8,422,344	$(45,393)

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,000	USD	51,200	BNP Paribas SA	10/18/22	$(789)
USD	50,687	EUR	50,000	BNP Paribas SA	10/18/22	276
CAD	9,153	USD	7,125	Citibank N.A.	10/18/22	(158)
USD	7,050	CAD	9,153	Citibank N.A.	10/18/22	83

Total						$(588)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At August 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$800,000	12/20/26	3.028%	5.000% quarterly	$57,547	$102,312	$(44,765)
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	1.025%	1.000% quarterly	(714)	(27,973)	27,259

Total	$1,600,000				$56,833	$74,339	$(17,506)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Beazer Homes USA Inc., 6.750%, due 3/15/25	$460,000	6/20/27	7.206%	5.000% quarterly	$34,782	$8,241	$26,541
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	460,000	6/20/27	3.825%	5.000% quarterly	(20,965)	(7,997)	(12,968)
KB Home, 6.875%, due 6/15/27	644,000	6/20/27	4.233%	5.000% quarterly	(18,862)	(46,395)	27,533
Macy’s Retail Holdings LLC, 3.625%, due 6/1/24	460,000	6/20/27	5.275%	1.000% quarterly	72,270	50,295	21,975
NOVA Chemicals Corp., 4.875%, due 6/1/24	362,000	6/20/27	4.764%	5.000% quarterly	(3,197)	(8,708)	5,511
Xerox Corp., 3.800%, due 5/15/24	183,000	6/20/27	3.722%	1.000% quarterly	19,388	24,905	(5,517)

Total	$2,569,000				$83,416	$20,341	$63,075

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$101,235,256	—		$101,235,256
Asset-Backed Securities	—	9,889,783	—		9,889,783
Senior Loans:
Materials	—	—	$466,532		466,532
Other Senior Loans	—	7,009,771	—		7,009,771
Convertible Bonds & Notes	—	1,459,239	—		1,459,239
Preferred Stocks	$866,553	—	—		866,553
Common Stocks:
Energy	848,025	—	14,084		862,109
Materials	—	—	0	*	0	*
Sovereign Bonds	—	687,186	—		687,186
Convertible Preferred Stocks	—	—	670,313		670,313
Warrants	—	1,375	—		1,375

Total Long-Term Investments	1,714,578	120,282,610	1,150,929		123,148,117

Short-Term Investments†	378,513	—	—		378,513

Total Investments	$2,093,091	$120,282,610	$1,150,929		$123,526,630

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$359	—		$359
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	27,259	—		27,259
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	81,560	—		81,560

Total Other Financial Instruments	—	$109,178	—		$109,178

Total	$2,093,091	$120,391,788	$1,150,929		$123,635,808

25

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$45,393	—	—	$45,393
Forward Foreign Currency Contracts††	—	$947	—	947
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	44,765	—	44,765
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	18,485	—	18,485

Total	$45,393	$64,197	—	$109,590

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2022. The following transactions were effected in such companies for the period ended August 31, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
		Cost	Shares	Cost	Shares
Benefit Street Partners CLO XII Ltd., 2017-12A C	$237,551	—	—	$212,802	250,000	$12,523	$654	$(24,749)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$24,132,204	24,132,204	23,753,691	23,753,691	—	7,659	—	$378,513

	$237,551	$24,132,204		$23,966,493		$12,523	$8,313	$(24,749)	$378,513

26